INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 3,651	$ 3,249
Reclassification of deferred tax assets	(1,546)	(604)
Deferred tax assets	2,105	2,645
Deferred tax liabilities	(2,268)	(604)
Reclassification of deferred tax liabilities	1,546	604
Deferred Tax Liabilities	(722)
Forward exchange contracts [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	0	233
Deferred tax liabilities	(60)	0
Property and equipment and Intangible assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	2,175	1,521
Deferred tax liabilities	(2,181)	(545)
Accrued liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	938	237
Deferred tax liabilities	0	0
Investment tax credits [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(27)	(59)
Restricted Share Units [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	504	1,043
Deferred tax liabilities	0	0
Tax losses [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	34	215
Deferred tax liabilities	$ 0	$ 0